Shared Based Compensation (Stock Options Activities and Incentive Plan) (Details) (2009 Omnibus Securities and Incentive Plan [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares:
Outstanding - at the beginning of period		677,666
Granted
Exercised
Forfeited
Outstanding- at the end of period		677,666	677,666
Exercisable - at the end of period		414,600
Weighted Average Exercise Price:
Outstanding - at the beginning of period		$ 13.33
Granted
Exercised
Forfeited
Outstanding- at the end of period		$ 13.33	$ 13.33
Exercisable - at the end of period		$ 13.51
Weighted Average Remaining Contractual Term(Years):
Outstanding- at the end of period		1 year 5 months 16 days	2 years 6 months 7 days
Exercisable - at the end of period		1 year 5 months 5 days
Intrinsic Value:
Outstanding - at the beginning of period
Granted
Exercised
Forfeited
Outstanding- at the end of period
Exercisable - at the end of period
Restated Amount Reflecting Reverse Stock Split Member [Member]
Shares:
Outstanding - at the beginning of period	84,708	84,708
Granted
Exercised
Forfeited
Outstanding- at the end of period	84,708	84,708	84,708
Exercisable - at the end of period	51,825	51,825
Weighted Average Exercise Price:
Outstanding - at the beginning of period	$ 106.64	$ 106.64
Granted
Exercised
Forfeited
Outstanding- at the end of period	$ 106.64	$ 106.64	$ 106.64
Exercisable - at the end of period	$ 108.08	$ 1.43
Weighted Average Remaining Contractual Term(Years):
Outstanding- at the end of period	11 months 16 days	1 year 5 months 16 days	2 years 6 months 7 days
Exercisable - at the end of period	11 months 5 days	1 year 5 months 5 days
Intrinsic Value:
Outstanding - at the beginning of period
Granted
Exercised
Forfeited
Outstanding- at the end of period